15. Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Assets:
Investment securities available for sale	$ 249,946	$ 268,530
Mortgage loans held for sale	5,709	4,149
Carrying Amount
Assets:
Cash and cash equivalents	70,094	39,763
Investment securities available for sale	249,946	268,530
Other investments	2,635	3,636
Mortgage loans held for sale	5,709	4,149
Loans, net	716,261	679,502
Cash surrender value of life insurance	14,952	14,546
Liabilities:
Deposits	892,918	832,175
Securities sold under agreements to repurchase	36,434	27,874
FHLB borrowings	20,000	43,500
Junior subordinated debentures	20,619	20,619
Level 1
Assets:
Cash and cash equivalents	70,094	39,763
Investment securities available for sale	0	1,325
Other investments	0	0
Mortgage loans held for sale	0	0
Loans, net	0	0
Cash surrender value of life insurance	0	0
Liabilities:
Deposits	0	0
Securities sold under agreements to repurchase	0	0
FHLB borrowings	0	0
Junior subordinated debentures	0	0
Level 2
Assets:
Cash and cash equivalents	0	0
Investment securities available for sale	249,196	266,455
Other investments	0	0
Mortgage loans held for sale	0	0
Loans, net	0	0
Cash surrender value of life insurance	14,952	14,546
Liabilities:
Deposits	0	0
Securities sold under agreements to repurchase	36,434	27,874
FHLB borrowings	18,864	43,144
Junior subordinated debentures	20,619	20,619
Level 3
Assets:
Cash and cash equivalents	0	0
Investment securities available for sale	750	750
Other investments	2,635	3,636
Mortgage loans held for sale	5,709	4,149
Loans, net	720,675	683,540
Cash surrender value of life insurance	0	0
Liabilities:
Deposits	884,510	827,874
Securities sold under agreements to repurchase	0	0
FHLB borrowings	0	0
Junior subordinated debentures	0	0
Estimated Fair Value
Assets:
Cash and cash equivalents	70,094	39,763
Investment securities available for sale	249,946	268,530
Other investments	2,635	3,636
Mortgage loans held for sale	5,709	4,149
Loans, net	720,675	683,540
Cash surrender value of life insurance	14,952	14,546
Liabilities:
Deposits	884,510	827,874
Securities sold under agreements to repurchase	36,434	27,874
FHLB borrowings	18,864	43,144
Junior subordinated debentures	$ 20,619	$ 20,619